Related and Interested Parties (Details 1) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
General and administrative expenses
Disclosure of transactions between related parties [line items]
Salaries, wages and related expenses	$ 307	$ 242	$ 588	$ 316	$ 89
Legal and professional services	222	135	301	281	58
Share-based payments	375	309	777	488	0
Sales and Marketing expenses
Disclosure of transactions between related parties [line items]
Salaries, wages and related expenses	52	0	0
Legal and professional services	17	0	0
Share-based payments	185	0	0
Research and Development expenses
Disclosure of transactions between related parties [line items]
Salaries, wages and related expenses	133	138	338	121	0
Share-based payments	$ 10	$ 41	$ 66	$ 64	$ 15